Debt facilities (Details) - Schedule of company’s outstanding debt instruments - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of company’s outstanding debt instruments [Abstract]
Term loan	$ 49,000,000	$ 49,000,000	$ 24,000,000
PPP small business loan	3,193,300	3,193,300
Total outstanding principal amount	52,193,300	52,193,300	24,000,000
Less unamortized debt issuance fees	1,006,148	1,173,330	818,760
Less current maturities	19,526,633	10,323,138
Total long-term debt	$ 31,660,519	$ 40,696,832	$ 23,181,240